Income Tax (Tables)	12 Months Ended
Aug. 31, 2021
Income Tax
Schedule of effective income tax rate reconciliation
	August 31 2021	August 31 2020
	$	$
Loss before taxes	(4,169,832)	(3,987,018)
Expected income tax recovery	(800,952)	(856,424)
Non-deductible items	(142,895)	200,573
Change in estimates	(56,316)	92,083
Effect of changes in foreign and long-term tax rates	-	-
Change in valuation allowance	1,006,256	566,087
Total income taxes	6,093	2,319

Schedule of deferred taxes assets and liabilities
	August 31 2021 $	August 31 2020 $
Non-capital losses	6,580,183	5,585,897
Marketable securities	14,270	2,300
Total unrecognized deferred tax assets	6,594,453	5,588,197

Schedule of carryforwards net operating loss
Year	Amount	Canada
2026		-
2025	76,000	-
2026	508,000	-
2027	1,056,000	-
2028	720,000	-
2029	753,000	-
2030	552,000	-
2031	538,000	-
2032	252,000	-
2033	344,000	-
2034	3,257,000	-
2035	1,934,000	-
2036	1,150,000	-
2037	1,857,000	-
2038	-	-
2039	-	121,000
2040	-	318,000
Indefinite	18,186,000	-

Total	31,183,000	439,000